                        Supplement dated August 16, 1999
             to the current Prospectuses for the Funds listed below

Effective August 16, 1999, the names of each Fund listed below will change as noted. Corresponding changes will also be made to the names of each Fund's classes.

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Former Name                                                         New Name
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
Aggressive Growth Fund                                             Delaware Aggressive Growth Fund
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Balanced Portfolio                                                 Delaware Balanced Portfolio
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Blue Chip Fund                                                     Delaware Blue Chip Fund
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Corporate Bond Fund                                                Delaware Corporate Bond Fund
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Decatur Equity Income Fund                                         Delaware Decatur Equity Income Fund
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DelCap Fund                                                        Delaware DelCap Fund
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Delaware Cash Reserve                                              Delaware Cash Reserve Fund
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Delaware-Voyageur Minnesota High Yield Municipal Bond Fund         Delaware Minnesota High-Yield Municipal Bond Fund
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Delaware-Voyageur Minnesota Insured Fund                           Delaware Minnesota Insured Fund
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Delaware-Voyageur Tax-Free Arizona Fund                            Delaware Tax-Free Arizona Fund
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Delaware-Voyageur Tax-Free Arizona Insured Fund                    Delaware Tax-Free Arizona Insured Fund
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Delaware-Voyageur Tax-Free California Fund                         Delaware Tax-Free California Fund
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Delaware-Voyageur Tax-Free California Insured Fund                 Delaware Tax-Free California Insured Fund
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Delaware-Voyageur Tax-Free Colorado Fund                           Delaware Tax-Free Colorado Fund
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Delaware-Voyageur Tax-Free Florida Fund                            Delaware Tax-Free Florida Fund
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Delaware-Voyageur Tax-Free Florida Insured Fund                    Delaware Tax-Free Florida Insured Fund
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Delaware-Voyageur Tax-Free Iowa Fund                               Delaware Tax-Free Iowa Fund
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Delaware-Voyageur Tax-Free Idaho Fund                              Delaware Tax-Free Idaho Fund
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Delaware-Voyageur Tax-Free Kansas Fund                             Delaware Tax-Free Kansas Fund
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Delaware-Voyageur Tax-Free Minnesota Fund                          Delaware Tax-Free Minnesota Fund
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Delaware-Voyageur Tax-Free Minnesota Intermediate Fund             Delaware Tax-Free Minnesota Intermediate Fund
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Delaware-Voyageur Tax-Free Missouri Insured Fund                   Delaware Tax-Free Missouri Insured Fund
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Delaware-Voyageur Tax-Free New Mexico Fund                         Delaware Tax-Free New Mexico Fund
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Delaware-Voyageur Tax-Free New York Fund                           Delaware Tax-Free New York Fund
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Delaware-Voyageur Tax-Free North Dakota Fund                       Delaware Tax-Free North Dakota Fund
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Delaware-Voyageur Tax-Free Oregon Insured Fund                     Delaware Tax-Free Oregon Insured Fund
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Delaware-Voyageur Tax-Free Utah Fund                               Delaware Tax-Free Utah Fund
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Delaware-Voyageur Tax-Free Washington Insured Fund                 Delaware Tax-Free Washington Insured Fund
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Delaware-Voyageur Tax-Free Wisconsin Fund                          Delaware Tax-Free Wisconsin Fund
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Delaware-Voyageur US Government Securities Fund                    Delaware U.S. Government Securities Fund
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Delchester Fund                                                    Delaware Delchester Fund
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Devon Fund                                                         Delaware Devon Fund
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Emerging Markets Fund                                              Delaware Emerging Markets Fund
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Extended Duration Bond Fund                                        Delaware Extended Duration Bond Fund
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Global Bond Fund                                                   Delaware Global Bond Fund
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Global Equity Fund                                                 Delaware Global Equity Fund
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Growth and Income Fund                                             Delaware Growth and Income Fund
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Growth Portfolio                                                   Delaware Growth Portfolio
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Growth Stock Fund                                                  Delaware Growth Stock Fund
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High-Yield Opportunities Fund                                      Delaware High-Yield Opportunities Fund
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Income Portfolio                                                   Delaware Income Portfolio
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International Equity Fund                                          Delaware International Equity Fund
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Limited-Term Government Fund                                       Delaware Limited-Term Government Fund
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National High Yield Municipal Bond Fund                            Delaware National High-Yield Municipal Bond Fund
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New Pacific Fund                                                   Delaware New Pacific Fund
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Overseas Equity Fund                                               Delaware Overseas Equity Fund
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Small Cap Value Fund                                               Delaware Small Cap Value Fund
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Social Awareness Fund                                              Delaware Social Awareness Fund
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Strategic Income Fund                                              Delaware Strategic Income Fund
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Tax-Efficient Equity Fund                                          Delaware Tax-Efficient Equity Fund
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Tax-Free Insured Fund                                              Delaware Tax-Free Insured Fund
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Tax-Free Money Fund                                                Delaware Tax-Free Money Fund
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Tax-Free New Jersey Fund                                           Delaware Tax-Free New Jersey Fund
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Tax-Free Ohio Fund                                                 Delaware Tax-Free Ohio Fund
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Tax-Free USA Fund                                                  Delaware Tax-Free USA Fund
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Tax-Free USA Intermediate Fund                                     Delaware Tax-Free USA Intermediate Fund
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Tax-Free Pennsylvania Fund                                         Delaware Tax-Free Pennsylvania Fund
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Trend Fund                                                         Delaware Trend Fund
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U.S. Government Fund                                               Delaware American Government Bond Fund
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U.S. Growth Fund                                                   Delaware U.S. Growth Fund
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

Effective August 16, 1999, the following class names will change as noted.

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Former Name                                                        New Name
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
REIT Fund A Class                                                  Delaware REIT Fund A Class
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REIT Fund B Class                                                  Delaware REIT Fund B Class
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REIT Fund C Class                                                  Delaware REIT Fund C Class
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REIT Fund Institutional Class                                      Delaware REIT Fund Institutional Class
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